RELATED PARTY TRANSACTIONS (Details)					1 Months Ended				3 Months Ended							12 Months Ended
		Sep. 25, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares	May 01, 2016 USD ($)	Feb. 28, 2018 USD ($) shares	Jun. 30, 2017 USD ($) $ / shares	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)		Dec. 31, 2017 USD ($) $ / shares		Dec. 31, 2017 USD ($) $ / shares		Mar. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares		Dec. 31, 2016 USD ($) $ / shares shares		Jan. 31, 2017 USD ($)
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount			$ 105,000			$ 105,000		$ 100,000							$ 100,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%			8.00%
Stock Issued During Period, Shares, Other (in Shares) | shares																50,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			$ 0.50			$ 0.50		$ 1.60							$ 1.60
Interest Expense, Debt						$ 2,048
Proceeds from Related Party Debt									$ 72,000						$ 300,000	$ 405,000		$ 0
Due to Related Parties									82,916		$ 81,058		$ 81,058			81,058		4,000
Stock Issued During Period, Value, Issued for Services																$ 565,569		286,575
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares																16,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment							$ 15,000	$ 15,000							$ 15,000
Business Combination, Consideration Transferred, Other							86,806	86,806
Stock Issued During Period, Value, Other																$ 366,400
Business Combination, Consideration Transferred							$ 128,000
Shares Issued for Advisory Services [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount																				$ 300,000
Debt Instrument, Interest Rate, Stated Percentage																				8.00%
Interest Payable, Current		$ 16,504
Stock Issued During Period, Shares, Other (in Shares) | shares		100,000
Stock Issued During Period Value, Debt Issuance Costs		$ 182,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares		$ 0.50
Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount									$ 72,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%			8.00%			8.00%
Stock Issued During Period, Shares, Other (in Shares) | shares																100,000
Interest Expense, Debt		$ 2,564							$ 11,015				11,872
Proceeds from Related Party Debt			$ 130,050			$ 130,050												$ 600,000
Number of Notes									3
Debt Instrument, Term									60 years
Related Party Transaction, Amounts of Transaction																$ 2,234
Due to Related Parties									$ 72,000	[1]	556,166		556,166			556,166				$ 316,504	[2]
Stock Issued During Period, Value, Other																182,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																		1,200,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																		$ 0.50
Chief Executive Officer [Member] | Housing and Automobile [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction																24,000		$ 16,000
Due to Related Parties									16,000	[3]	10,000	[3]	10,000	[3]		10,000	[3]	4,000
Chief Executive Officer [Member] | Building [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employment Agreement, Reimbursement																1,000
Employment Agreement, Reimbursement				$ 1,000												1,000
Chief Executive Officer [Member] | Vehicles [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employment Agreement, Reimbursement																1,000
Due to Related Parties	[4]										29,064		29,064			29,064		0
Employment Agreement, Reimbursement				$ 1,000												1,000
Affiliated Entity [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Proceeds from Related Party Debt									74,348							$ 74,348
Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares) | shares																15,520
Due to Related Parties	[5]								5,416		$ 29,064		$ 29,064			$ 29,064
Stock Issued During Period, Value, Issued for Services								$ 82,500								$ 99,000
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares								50,000								60,000
Stockholders' Equity, Other Shares (in Shares) | shares								16,000
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares								56,100
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares								80,000
Share Price (in Dollars per share) | $ / shares								$ 1.60			$ 0.61		$ 0.61		$ 1.60	$ 0.61
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								$ 128,000							$ 128,000
License Costs																$ 264
Stock Issued During Period, Value, Other																9,529
Business Combination, Consideration Transferred																50,723
Noninterest Expense Directors Fees																		$ 4,000
Number of Directors																		4
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																		$ 0.50
Director [Member] | Improving Retail Space in Tennessee [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties											$ 29,064		$ 29,064			29,064
Director [Member] | Improving Retail Space in Tennessee, Paid After December 2017 In Shares [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction									6,000
Stock Issued During Period, Value, Issued for Services					$ 17,648											$ 17,648
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares					36,018											36,018
Former Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount																				$ 300,000
Debt Instrument, Interest Rate, Stated Percentage																				8.00%
Interest Payable, Current		$ 16,504
Stock Issued During Period, Shares, Other (in Shares) | shares		100,000
Stock Issued During Period Value, Debt Issuance Costs		$ 182,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares		$ 0.50
Three Directors [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																20,000
Each of Four Directors [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Noninterest Expense Directors Fees																		$ 1,000
Housing and Automobile [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction									6,000							$ 6,000
Due to Related Parties									16,000		10,000	[6]	10,000	[6]		$ 10,000	[6]	$ 4,000	[6]
Non-Cash Offering Costs [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares																34,000
Non-Cash Offering Costs [Member] | Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares								34,000
Promissory Note #1 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount									12,000
Promissory Note #2 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount									40,000
Promissory Note #3 [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Face Amount									$ 20,000
Secured Debt [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest Expense, Debt											$ 11,872
Debt Instrument, Interest Rate Terms											8%
Accounts Payable and Accrued Liabilities [Member] | Affiliated Entity [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties											$ 41,994		$ 41,994			$ 41,994

[1]	In March 31, 2018, the Company entered into three separate unsecured promissory note agreements with its CEO and his spouse, in the amounts of $12,000, $40,000 and $20,000, totaled $72,000. Each of these promissory notes bears interest at a rate of 8% per annum. The principle balance and accrued interest is due 60 days from the date of the note.
[2]	In January 2017, the Company entered into a note agreement in the amount of $300,000 with the Company's CEO. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest of $16,504 through September 25, 2017. Concurrently, the board of directors also approved issuance of 100,000 shares of the Company's common stock as additional interest. These shares were accounted for as debt issuance costs, valued at $182,000. The costs were expensed at the commitment date of the note as interest expense since the note is a short term capital advance with no stated term. This note was convertible into the shares of the Company's common stock at $0.50/share and the note holder did not exercise the conversion option.
[3]	On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000. During the three months ended March 31, 2018 and 2017, expenses related to the housing and automobile allowances totaled $6,000 and $6,000, respectively. At March 31, 2018 and December 31, 2017, $16,000 and $10,000 remained owed to the Company's CEO.
[4]	During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as property and equipment in the Company's consolidated balance sheet at December 31, 2017. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid after December 31, 2017 through issuance of 36,018 shares of the Company's common stock to the director.
[5]	During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as leasehold improvements in the Company's consolidated balance sheets. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid in February 2018 through issuance of 36,018 shares of the Company's common stock to the director and $6,000 was paid to the director.
[6]	On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000. During the year ended December 31, 2017, expenses related to the housing and automobile allowances totaled $24,000, of which $10,000 remained owed to the Company's CEO at December 31, 2017. During the year ended December 31, 2016, expenses related to the housing and automobile allowances totaled $16,000, of which $4,000 remained owed to the CEO at December 31, 2016.